Fair Value Measurement - Summary of Fair Values of our Derivative Assets and Liabilities (Detail) - Recurring - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Foreign exchange contract | Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	$ 0	$ 1,318
Derivative liability	5,698	0
Foreign exchange contract | Designated as Hedging Instrument | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	0	0
Derivative liability	0	0
Foreign exchange contract | Designated as Hedging Instrument | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	0	1,318
Derivative liability	5,698	0
Foreign exchange contract | Designated as Hedging Instrument | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	0	0
Derivative liability	0	0
Foreign exchange contract | Not Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	53	304
Foreign exchange contract | Not Designated as Hedging Instrument | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	0	0
Foreign exchange contract | Not Designated as Hedging Instrument | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	53	304
Foreign exchange contract | Not Designated as Hedging Instrument | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	0	0
Interest rate swap agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	1,069	1,073
Interest rate swap agreement | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	0	0
Interest rate swap agreement | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	1,069	1,073
Interest rate swap agreement | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	$ 0	$ 0